Eaton Vance

VT Floating-Rate Income Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 93.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 1.3%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)	$227	$227,618
Term Loan, Maturing April 6, 2026(2)	423	423,369
IAP Worldwide Services, Inc.
Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(3)	133	132,195
Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)	175	139,799
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	1,834	1,793,855
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	3,086	3,011,986
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025	1,980	1,931,428
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	1,466	1,443,640
WP CPP Holdings, LLC
Term Loan, 6.51%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	423	420,364

		$9,524,254

Automotive — 2.4%
American Axle and Manufacturing, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	$2,237	$2,189,684
Apro, LLC
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	193	192,367
Belron Finance US, LLC
Term Loan, 4.99%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024	395	390,546
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)	518	517,141
CS Intermediate Holdco 2, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,630	1,568,879
Dayco Products, LLC
Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	759	743,910
Garrett LX III S.a.r.l.
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025	1,219	1,199,068
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	1,325	1,291,875
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025	620	612,559
Panther BF Aggregator 2 L.P.
Term Loan, Maturing March 18, 2026(2)	2,900	2,870,928
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025	1,347	1,290,235

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Thor Industries, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	$1,327	$1,271,368
TI Group Automotive Systems, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	1,317	1,300,050
Tower Automotive Holdings USA, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	1,722	1,683,107

		$17,121,717

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$272	$268,813
Flavors Holdings, Inc.
Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	446	416,659
Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	805,000

		$1,490,472

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	$970	$973,157
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	973	961,621
OZ Management L.P.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	160	160,000

		$2,094,778

Building and Development — 2.7%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	$1,715	$1,671,972
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	746	720,753
Core & Main L.P.
Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	568	564,250
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	1,351	1,341,086
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	4,053	4,028,367
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	294	293,439
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	672	641,394
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	4,216	4,110,479
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,914	1,911,913
Realogy Group, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	2,105	2,049,358
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	370	363,601
Werner FinCo L.P.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,010	974,943
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	366	365,854

		$19,037,409

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 7.5%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$1,038	$476,462
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	298	296,447
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025	1,796	1,797,744
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025	359	357,537
Bracket Intermediate Holding Corp.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	746	743,452
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)	691	665,550
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	4,190	4,169,402
Carbonite, Inc.
Term Loan, Maturing March 26, 2026(2)	400	397,625
Ceridian HCM Holding, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	2,114	2,109,971
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,568	5,498,400
Crossmark Holdings, Inc.
DIP Loan, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019	104	104,422
Term Loan, 0.00%, Maturing December 20, 2019(6)	1,227	344,490
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024	933	919,229
Datto, Inc.
Term Loan, Maturing March 28, 2026(2)	300	300,750
Duff & Phelps Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	1,487	1,457,267
EAB Global, Inc.
Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	941	919,339
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)	239	0
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)	299	56,503
EIG Investors Corp.
Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	3,896	3,885,076
Garda World Security Corporation
Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	1,409	1,400,074
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025	998	988,772
IG Investment Holdings, LLC
Term Loan, 6.04%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)	1,494	1,487,521
IRI Holdings, Inc.
Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	2,569	2,523,613
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	644	626,206
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023	684	673,899

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
KAR Auction Services, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	$857	$855,484
Kronos Incorporated
Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	4,938	4,890,537
Monitronics International, Inc.
Term Loan, 8.10%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,238	1,045,066
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	762	742,809
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	248	248,125
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025	344	339,977
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,125	1,115,568
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	1,221	1,214,218
ServiceMaster Company
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	457	455,972
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	173	171,590
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,941	2,923,794
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	3,788	3,690,529
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	608	603,494
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	347	343,304
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	576	559,141
West Corporation
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	248	230,834
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,435	1,348,994

		$52,979,187

Cable and Satellite Television — 4.3%
Altice France S.A.
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$499	$478,385
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025	2,614	2,600,137
CSC Holdings, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,561	3,468,214
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	900	874,688
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026	943	923,870
Mediacom Illinois, LLC
Term Loan, 4.16%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024	312	308,640
Numericable Group S.A.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	2,370	2,215,619
Telenet Financing USD, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026	2,750	2,698,437

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Unitymedia Finance, LLC
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	$3,225	$3,197,452
UPC Financing Partnership
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	1,416	1,412,489
Virgin Media Bristol, LLC
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	6,725	6,658,349
Ziggo Secured Finance Partnership
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	5,525	5,390,328

		$30,226,608

Chemicals and Plastics — 5.0%
Alpha 3 B.V.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$1,920	$1,882,414
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	201	199,464
Ashland, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024	418	416,649
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	3,224	3,160,143
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	356	352,444
Ferro Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	245	242,122
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	250	247,386
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	294	290,768
Flint Group GmbH
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	244	224,350
Flint Group US, LLC
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,475	1,357,130
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	765	758,553
H.B. Fuller Company
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	1,811	1,777,426
Ineos US Finance, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	2,419	2,377,982
Kraton Polymers, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025	657	652,920
Messer Industries GmbH
Term Loan, Maturing March 1, 2026(2)	3,300	3,242,250
Minerals Technologies, Inc.
Term Loan, 4.86%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)	990	990,172
Orion Engineered Carbons GmbH
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	337	331,977
Platform Specialty Products Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026	574	569,739
PMHC II, Inc.
Term Loan, 6.17%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)	1,015	990,650
Polar US Borrower, LLC
Term Loan, 9.20%, (3 mo. USD Prime + 3.75%), Maturing October 15, 2025	773	770,164
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	248	235,360

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Starfruit Finco B.V.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	$2,425	$2,393,914
Tata Chemicals North America, Inc.
Term Loan, 5.38%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	536,428
Trinseo Materials Operating S.C.A.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	1,351	1,331,570
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	1,506	1,501,938
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	3,252	3,243,717
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	4,769	4,723,628
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	271	267,150
Versum Materials, Inc.
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	414	412,303

		$35,480,711

Conglomerates — 0.0%(7)
Penn Engineering & Manufacturing Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$197	$195,763

		$195,763

Containers and Glass Products — 2.7%
Berlin Packaging, LLC
Term Loan, 5.50%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)	$1,191	$1,156,759
Berry Global, Inc.
Term Loan, 4.61%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	1,872	1,863,309
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	2,790	2,729,096
Flex Acquisition Company, Inc.
Term Loan, 5.63%, (USD LIBOR + 3.00%), Maturing December 29, 2023(5)	2,826	2,745,555
Term Loan, 5.88%, (USD LIBOR + 3.25%), Maturing June 29, 2025(5)	1,169	1,136,556
Libbey Glass, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,383	1,307,322
Pelican Products, Inc.
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	471	464,366
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	6,938	6,865,518
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	593	582,928

		$18,851,409

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$1,943	$1,842,447
Prestige Brands, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	960	951,423

		$2,793,870

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 3.7%
Albany Molecular Research, Inc.
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$495,000
Alkermes, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	188	186,195
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	2,654	2,650,980
Arbor Pharmaceuticals, Inc.
Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	994	870,078
Bausch Health Companies, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	5,758	5,722,871
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	5,409	5,329,662
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024	828	829,661
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,327	6,268,964
Mallinckrodt International Finance S.A.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,469	3,243,539
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	423	399,297

		$25,996,247

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,688	$2,676,729
Belfor Holdings, Inc.
Term Loan, Maturing February 14, 2026(2)	375	377,813
EnergySolutions, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	943	834,444
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	1,886	1,832,042

		$5,721,028

Electronics/Electrical — 13.0%
Almonde, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$3,042	$2,936,885
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024	2,197	2,172,837
Aptean, Inc.
Term Loan, 6.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	861	861,992
BMC Software Finance, Inc.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	3,117	3,059,130
Campaign Monitor Finance Pty. Limited
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	441	430,055
Celestica, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025	298	290,306
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	299	295,322
Cohu, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	1,144	1,109,922

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022	$120	$120,175
Term Loan, Maturing February 6, 2026(2)	1,375	1,377,915
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	964	961,084
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	629	623,311
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	3,862	3,805,248
Electro Rent Corporation
Term Loan, 7.78%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,624	1,630,129
Energizer Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	425	421,547
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	3,368	3,333,965
Exact Merger Sub, LLC
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	443	441,219
EXC Holdings III Corp.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	346	344,329
Financial & Risk US Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025	973	945,108
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	3,696	3,684,770
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(3)	53	52,924
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	370	368,619
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	3,926	3,906,077
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	4,541	4,541,816
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	1,490	1,491,377
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	7,474	7,448,282
Informatica, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022	3,410	3,405,860
Lattice Semiconductor Corporation
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	253	254,450
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	2,119	2,081,996
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	351	341,779
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	800	760,264
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(2)	1,500	1,481,250
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	1,291	1,278,021
Mirion Technologies, Inc.
Term Loan, 6.59%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	800	802,666

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
MKS Instruments, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026	$275	$275,057
MTS Systems Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	742	738,642
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	223	220,244
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	943	906,339
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	2,371	2,308,120
SGS Cayman L.P.
Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	378	370,137
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	3,852	3,245,261
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	5,303	5,255,618
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,157	1,148,687
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	796	789,717
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,609	1,597,623
SurveyMonkey, Inc.
Term Loan, 6.16%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	912	896,122
Sutherland Global Services, Inc.
Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,626	1,590,088
Tibco Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	1,132	1,127,738
TTM Technologies, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	850	840,299
Uber Technologies
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,838	3,822,015
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,638	1,643,152
Ultra Clean Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	741	714,703
VeriFone Systems, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	2,548	2,511,691
Veritas Bermuda, Ltd.
Term Loan, 7.02%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)	1,588	1,473,508
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024	1,084	1,079,492
Wall Street Systems Delaware, Inc.
Term Loan, 5.65%, (6 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	889	858,935
Western Digital Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,189	1,159,108

		$91,632,926

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	$3,032	$3,012,717
IBC Capital Limited
Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	968	941,125

		$3,953,842

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Financial Intermediaries — 2.5%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	$1,516	$1,507,370
Clipper Acquisitions Corp.
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	864	853,262
Ditech Holding Corporation
Term Loan, 12.50%, (3 mo. USD Prime + 7.00%), Maturing June 30, 2022	2,071	1,432,235
Donnelley Financial Solutions, Inc.
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	73	71,956
EIG Management Company, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025	199	198,996
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024	1,489	1,484,407
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	741	736,299
Franklin Square Holdings L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	448	446,631
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	810	812,364
Greenhill & Co., Inc.
Term Loan, 6.28%, (USD LIBOR + 3.75%), Maturing October 12, 2022(5)	684	690,363
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,015	1,010,945
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,040	2,043,746
Harbourvest Partners, LLC
Term Loan, 4.85%, (2 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	1,106	1,094,808
LPL Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,972	1,960,110
MIP Delaware, LLC
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	111	111,003
Ocwen Loan Servicing, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	187	186,367
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	392	383,670
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	446	446,057
Victory Capital Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	194	194,080
Virtus Investment Partners, Inc.
Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	449	447,259
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025	1,347	1,339,892

		$17,451,820

Food Products — 2.7%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$2,740	$2,546,089
Del Monte Foods, Inc.
Term Loan, 5.91%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,196	947,595

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Dole Food Company, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024	$1,219	$1,175,022
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	571	556,420
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	374	369,075
High Liner Foods Incorporated
Term Loan, 6.02%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	471	391,172
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025	871	871,169
Jacobs Douwe Egberts International B.V.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	3,267	3,248,658
JBS USA Lux S.A.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	7,916	7,868,959
Post Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024	729	724,596
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	175	173,908

		$18,872,663

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	$6,785	$6,678,506
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	496	481,362
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025	471	462,009
IRB Holding Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	1,630	1,592,672
KFC Holding Co.
Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	634	630,311
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)	640	580,494
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	2,551	2,520,934
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	1,486	1,456,299

		$14,402,587

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$4,026	$3,996,184
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025	1,984	1,962,188
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	341	325,715

		$6,284,087

Health Care — 8.4%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	$164	$162,577
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025	1,315	1,296,158

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Agiliti Health, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026	$400	$399,490
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	1,537	1,260,648
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	581	576,891
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	1,262	1,258,043
Athletico Management, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	474	473,813
Avantor, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	1,808	1,814,019
BioClinica, Inc.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	464	420,203
BW NHHC Holdco, Inc.
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	769	749,958
Carestream Dental Equipment, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	271	260,040
Civitas Solutions, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	22	21,926
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	353	353,015
Concentra, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	1,453	1,447,278
Convatec, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	392	390,530
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	589	583,350
CryoLife, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	370	370,775
CTC AcquiCo GmbH
Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing March 7, 2025	812	801,625
DaVita, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	1,013	1,014,306
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	3,890	3,646,300
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024	667	654,262
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	1,629	1,627,881
Greatbatch Ltd.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022	1,643	1,643,560
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,426	2,412,291
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	1,239	1,235,520
Inovalon Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	945	942,887
IQVIA, Inc.
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	128	127,696
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	542	540,328

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Kinetic Concepts, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	$3,716	$3,695,746
KUEHG Corp.
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	1,680	1,658,891
MPH Acquisition Holdings, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,661	2,578,999
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	593	585,706
One Call Corporation
Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,082	922,302
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,998	3,856,688
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,896	1,830,235
Phoenix Guarantor, Inc.
Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	1,352	1,334,056
Term Loan, 0.50%, Maturing February 12, 2026(3)	123	121,278
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	513	503,886
Prospect Medical Holdings, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,092	998,951
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	447	444,392
Radiology Partners Holdings, LLC
Term Loan, 7.42%, (USD LIBOR + 4.75%), Maturing June 21, 2025(5)	374	374,528
RadNet, Inc.
Term Loan, 6.53%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,407	1,410,335
Select Medical Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,098	1,093,413
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	2,365	2,322,594
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	868	863,376
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,440	2,176,045
Tecomet, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,184	1,181,309
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,209	1,196,503
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,291	1,282,115
Viant Medical Holdings, Inc.
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	373	373,941
VVC Holding Corp.
Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	1,500	1,480,001
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	346	335,040

		$59,105,700

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Home Furnishings — 0.5%
Bright Bidco B.V.
Term Loan, 6.07%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)	$1,131	$891,933
Serta Simmons Bedding, LLC
Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,018	2,986,712

		$3,878,645

Industrial Equipment — 4.6%
AI Alpine AT Bidco GmbH
Term Loan, 5.99%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	$200	$196,500
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	609	600,052
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	1,792	1,745,143
Carlisle Foodservice Products, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025	694	678,358
Clark Equipment Company
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024	1,188	1,166,106
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025	874	868,848
Delachaux S.A.
Term Loan, 5.95%, (1 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	264	261,874
DexKo Global, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	617	608,331
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	369	368,913
Engineered Machinery Holdings, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	1,358	1,310,289
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024	249	246,466
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	4,002	3,961,586
Filtration Group Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	3,218	3,198,060
Gardner Denver, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	974	974,284
Gates Global, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	4,961	4,916,745
Hamilton Holdco, LLC
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025	670	661,563
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	320	314,623
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	1,423	1,373,074
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	1,802	1,761,654
Pro Mach Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025	173	167,836
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024	1,875	1,861,542

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025	$1,733	$1,632,881
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025	1,166	1,153,068
Tank Holding Corp.
Term Loan, Maturing March 22, 2026(2)	400	401,200
Thermon Industries, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	227	227,434
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	2,228	2,074,359

		$32,730,789

Insurance — 3.1%
Alliant Holdings I, Inc.
Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$1,697	$1,637,277
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	4,070	4,023,848
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,826	2,815,894
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	2,000	1,991,192
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,900	1,929,984
FrontDoor, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025	398	397,005
Hub International Limited
Term Loan, 5.51%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	3,722	3,605,179
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024	2,908	2,807,043
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	1,072	1,052,039
USI, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,069	2,003,860

		$22,263,321

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	$368	$366,868
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	2,779	2,765,366
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025	2,891	2,835,583
ClubCorp Holdings, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	1,298	1,231,356
Crown Finance US, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	2,858	2,796,116
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	3,184	3,064,796
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	1,800	1,763,789
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	316,395

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	$1,499	$1,490,431
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	2,417	2,407,316
SRAM, LLC
Term Loan, 5.36%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	928	924,931
Steinway Musical Instruments, Inc.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025	644	630,630
Travel Leaders Group, LLC
Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	794	797,970
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,389	1,381,849

		$22,773,396

Lodging and Casinos — 4.6%
Aimbridge Acquisition Co., Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026	$225	$224,713
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	811	796,553
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,180	1,169,217
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	3,830	3,759,790
Eldorado Resorts, LLC
Term Loan, 4.88%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	1,336	1,322,789
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023	3,403	3,379,735
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	635	631,325
Golden Nugget, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023	2,652	2,628,780
GVC Holdings PLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	817	814,198
Hanjin International Corp.
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	375	372,656
Hilton Worldwide Finance, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023	2,608	2,602,267
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025	817	803,478
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025	2,824	2,786,815
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	2,113	2,035,431
RHP Hotel Properties, L.P.
Term Loan, 4.78%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024	1,845	1,830,657
Stars Group Holdings B.V. (The)
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	5,064	5,061,792
VICI Properties 1, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024	1,599	1,575,480

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	$970	$959,362

		$32,755,038

Nonferrous Metals/Minerals — 0.5%
Dynacast International, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,290	$1,272,524
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025	536	532,228
Murray Energy Corporation
Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022	1,224	1,020,455
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)	215	941
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023	445	446,983

		$3,273,131

Oil and Gas — 1.5%
Ameriforge Group, Inc.
Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$523	$522,680
Apergy Corporation
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	229	226,400
Centurion Pipeline Company, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	224	224,157
CITGO Petroleum Corporation
Term Loan, 8.00%, (3 mo. USD Prime + 2.50%), Maturing July 29, 2021	1,238	1,236,558
Term Loan, Maturing March 22, 2024(2)	1,975	1,971,297
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	770	763,964
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	761	729,749
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	941	903,350
Prairie ECI Acquiror L.P.
Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	975	979,266
PSC Industrial Holdings Corp.
Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	1,308	1,292,900
Sheridan Investment Partners II L.P.
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	22	18,093
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	58	48,514
Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	418	348,753
Sheridan Production Partners I, LLC
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	42	35,777
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	69	58,573
Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	523	442,035
Ultra Resources, Inc.
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	1,050	918,750

		$10,720,816

Publishing — 1.0%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,157	$1,137,121

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Canyon Valor Companies, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	$1,510	$1,496,659
Getty Images, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	848	844,479
Harland Clarke Holdings Corp.
Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	919	831,743
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	558	558,250
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	1,242	1,241,061
ProQuest, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	772	769,574

		$6,878,887

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$288	$274,016
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	2,403	2,342,964
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	1,859	1,830,895
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	655	625,207
Gray Television, Inc.
Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	139	137,660
Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	623	617,788
Hubbard Radio, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	533	529,989
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	146	104,141
Term Loan, 0.00%, Maturing January 30, 2020(6)	453	324,371
Mission Broadcasting, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	299	292,841
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,626	1,591,126
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,175	2,158,625
Townsquare Media, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,027	2,006,876
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	4,932	4,659,193

		$17,495,692

Retailers (Except Food and Drug) — 1.7%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,237	$1,084,022
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	887	868,765
BJ’s Wholesale Club, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	2,364	2,361,435

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	$101	$97,922
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	203	207,324
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	772	670,014
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	689	681,305
Harbor Freight Tools USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	295	288,366
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	761	738,594
J. Crew Group, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	1,897	1,138,536
LSF9 Atlantis Holdings, LLC
Term Loan, 8.48%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	693	643,885
PetSmart, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	2,660	2,392,177
PFS Holding Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,093	546,250
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	333	180,023

		$11,898,618

Steel — 1.3%
Aleris International, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 27, 2023	$993	$994,485
Atkore International, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,239	1,226,377
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,414	2,401,474
Neenah Foundry Company
Term Loan, 9.07%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	526	520,912
Phoenix Services International, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	1,164	1,157,213
Zekelman Industries, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	3,029	3,003,226

		$9,303,687

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$1,262	$1,250,870
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	670	658,940
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	285	281,811
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,692	1,671,021
Stena International S.a.r.l.
Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	974	964,013
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	450	442,582

		$5,269,237

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$6,240	$6,115,107
Ciena Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025	898	897,563
Colorado Buyer, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,572	1,526,149
Digicel International Finance Limited
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	566	505,019
Frontier Communications Corp.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,400	1,367,395
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	808	795,387
Intelsat Jackson Holdings S.A.
Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	1,000	983,125
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,300	1,303,656
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	596	485,512
Level 3 Financing, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	4,925	4,875,750
Onvoy, LLC
Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	810	733,030
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,011	994,547
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	7,866	7,644,782
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	648	636,623
Syniverse Holdings, Inc.
Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	743	681,708
Telesat Canada
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	3,619	3,577,189

		$33,122,542

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025	$1,895	$1,895,487
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	365	361,365
Calpine Corporation
Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,361	3,334,509
Term Loan, Maturing March 22, 2026(2)	725	718,732
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	367	366,563
Granite Acquisition, Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	78	77,969
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,709	1,708,896
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	73	70,624
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,288	1,252,170

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	$1,131	$989,570
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	536	531,906
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	644	628,882
Vistra Operations Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	844	832,974

		$12,769,647

Total Senior Floating-Rate Loans (identified cost $676,828,984)		$658,350,524

Corporate Bonds & Notes — 1.8%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.0%(7)
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
6.25%, 5/15/26(8)(9)	$325	$332,313

		$332,313

Business Equipment and Services — 0.2%
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)(9)	$575	$576,437
5.75%, 4/15/26(8)(9)	575	576,438

		$1,152,875

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20	$1,475	$1,235,312

		$1,235,312

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,866	$1,870,196
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)	650	654,063

		$2,524,259

Drugs — 0.3%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	$712	$737,810
7.00%, 3/15/24(8)	925	980,962
5.50%, 11/1/25(8)	575	589,375

		$2,308,147

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	$800	$604,000

		$604,000

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)	$500	$520,000
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	1,100	1,036,750
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	675	718,453

		$2,275,203

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	$181	$129,415
Univision Communications, Inc.
5.125%, 2/15/25(8)	1,500	1,404,375

		$1,533,790

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(8)	$700	$699,125

		$699,125

Total Corporate Bonds & Notes (identified cost $13,081,936)		$12,665,024

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(7)
IAP Global Services, LLC(4)(11)(12)	24	$299,409

		$299,409

Automotive — 0.1%
Dayco Products, LLC(11)(12)	15,250	$562,344

		$562,344

Electronics/Electrical — 0.0%(7)
Answers Corp.(4)(11)(12)	20,672	$40,724

		$40,724

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(11)(12)	13,578	$1,256

		$1,256

Oil and Gas — 0.3%
AFG Holdings, Inc.(4)(11)(12)	17,136	$1,338,836
Fieldwood Energy, Inc.(11)(12)	5,122	148,538
Samson Resources II, LLC, Class A(11)(12)	33,971	798,318
Southcross Holdings Group, LLC(4)(11)(12)	44	0
Southcross Holdings L.P., Class A(11)(12)	44	24,750

		$2,310,442

Security	Shares	Value
Publishing — 0.1%
ION Media Networks, Inc.(4)(12)	399	$310,494

		$310,494

Radio and Television — 0.1%
Cumulus Media, Inc.(11)(12)	24,069	$433,483

		$433,483

Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, Inc.(11)(12)	14,884	$111,630

		$111,630

Total Common Stocks (identified cost $1,849,899)		$4,069,782

Miscellaneous — 0.0%(7)

Security	Shares	Value
Oil and Gas — 0.0%(7)
Paragon Offshore Finance Company, Class A(11)(12)	1,168	$1,095
Paragon Offshore Finance Company, Class B(11)(12)	584	21,535

Total Miscellaneous (identified cost $12,702)		$22,630

Total Investments — 95.5% (identified cost $691,773,521)		$675,107,960

Less Unfunded Loan Commitments — (0.0)%(7)		$(295,328)

Net Investments — 95.5% (identified cost $691,478,193)		$674,812,632

Other Assets, Less Liabilities — 4.5%		$32,377,124

Net Assets — 100.0%		$707,189,756

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after March 31, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at March 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $8,393,351 or 1.2% of the Fund’s net assets.

(9)	When-issued security.

(10)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2019.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Abbreviations:

DIP	-	Debtor in Possession

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at March 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$656,720,358	$1,334,838	$658,055,196
Corporate Bonds & Notes	—	12,665,024	—	12,665,024
Common Stocks	433,483	1,646,836	1,989,463	4,069,782
Miscellaneous	—	22,630	—	22,630
Total Investments	$433,483	$671,054,848	$3,324,301	$674,812,632

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.